Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Xiamen Qiushi Intelligent Network Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Purchase of goods and services
Payables to Related Parties (Net)	¥ (1,089)	¥ (741)
Xiamen Xueyoubang Network Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Purchase of goods and services
Payables to Related Parties (Net)
Related Party [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Payables to Related Parties (Net)	¥ (1,089)	(741)
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.[Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Purchase of goods and services
Amounts Due from Related Parties	¥ 129	231
Xiamen Xueyoubang Network Technology Co., Ltd Two [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loans to related party
Amounts Due from Related Parties	¥ 5,438	6,240
Xiamen Qiushi Intelligent Network Technology Co., Ltd One [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loans to related party
Amounts Due from Related Parties	¥ 2,777	231
Fujian Qiushi Intelligent Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loans to related party
Amounts Due from Related Parties	¥ 15,753	15,145
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loans to related party
Amounts Due from Related Parties	¥ 1,194	1,194
Fujian Henduoka Network Technology Co., Ltd. One [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Fee collection on behalf of the Company
Amounts Due from Related Parties	¥ 505
Chengshi Investment Group Co., Ltd. (Hainan) [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loans to related party
Amounts Due from Related Parties		5,000
Xiamen Zhanghui investment co., LTD [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Share Transfer
Amounts Due from Related Parties	¥ 3,152
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Service and commodity purchase from related parties
Amounts Due from Related Parties	¥ 445
Bengbu Yigong Digital Technology Co., Ltd One [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loan to related parties
Amounts Due from Related Parties	¥ 571
Due from Related Parties [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Amounts Due from Related Parties	¥ 29,964	28,041
Tianjiu Shared Intelligent Enterprise Service [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Service and commodity purchase from related parties
Due to Related Parties	¥ (48)	(48)
Xiamen Qiushi Intelligent Network Technology Co., LTD Three {Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loan from related parties
Due to Related Parties		(1,975)
Xiamen Qiushi Intelligent Network Equipment Co., LTD Two [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loan from related parties
Due to Related Parties	¥ (85)	(93)
Fujian Qiushi Intelligent Technology Co., Ltd. [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Expenses paid on behalf of the Company
Due to Related Parties	¥ (1)
Zhang Andong [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Expenses paid on behalf of the Company
Due to Related Parties		(448)
Zhang Andong One [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Loan from related parties
Due to Related Parties	¥ (64)
Fujian Henduoka Network Technology Co., Ltd. Two [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Service and commodity purchase from related parties
Due to Related Parties	¥ (32)
Xiamen Zhanghui investment co., LTD One [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Nature of Transaction	Share Transfer
Due to Related Parties		(8,277)
Due to Related Parties [Member]
Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) [Line Items]
Due to Related Parties	¥ (230)	¥ (10,841)